RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($)			3 Months Ended	5 Months Ended
	Oct. 27, 2020	Oct. 22, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 04, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party				$ 278,631
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note					$ 300,000
Repayment of promissory note - related party	$ 278,631
Related Party Loans
Related Party Transaction [Line Items]
Maximum loans converted into warrants			$ 1,500,000	1,500,000
Exercise price of warrants			$ 1.50
Sponsor
Related Party Transaction [Line Items]
Administrative expenses - related party		$ 10,000
Maximum borrowing capacity of related party promissory note			$ 20,000
Affiliate
Related Party Transaction [Line Items]
Repayment of promissory note - related party		$ 10,000
Expenses incurred and paid			$ 30,000	$ 20,000